Financial instruments - Categories of financial instruments (Details) - EUR (€) € in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortized cost	€ 305.9	€ 305.9	€ 369.7	€ 193.7	€ 254.2
Financial assets at amortised cost	513.1	513.1	560.8
Financial assets at fair value through profit or loss	58.9	58.9	39.7
Financial liabilities at amortised cost	(2,837.8)	(2,837.8)	(2,859.0)
Financial assets (liabilities) at fair value through other comprehensive income	(26.7)	(26.7)	(40.2)
Total	(2,292.5)	(2,292.5)	(2,298.7)
Net financing income on amendment of terms of debt	17.1	17.1
Repricing expense		2.4
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	0.0	0.0	0.0
Financial liabilities	(42.9)	(42.9)	(60.3)
Financial Liabilities At Fair Value Through Other Comprehensive Income	(42.9)	(42.9)	(60.3)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	(637.0)	(637.0)	(652.2)
Financial liabilities	(637.0)	(637.0)	(652.2)
Financial Liabilities At Fair Value Through Other Comprehensive Income	0.0	0.0	0.0
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at amortised cost	(2,200.8)	(2,200.8)	(2,206.8)
Financial liabilities	(2,200.8)	(2,200.8)	(2,206.8)
Financial Liabilities At Fair Value Through Other Comprehensive Income	0.0	0.0	0.0
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets	16.2	16.2	20.1
Derivative financial assets held for hedging	16.2	16.2	20.1
Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	266.1	266.1	230.8
Financial assets	266.1	266.1	230.8
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial assets at amortised cost	247.0	247.0	330.0
Financial assets at fair value through profit or loss	58.9	58.9	39.7
Financial assets	€ 305.9	€ 305.9	€ 369.7